Revenues (Disaggregated Revenue) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 17,107	$ 14,477	$ 13,819
Remaining performance obligation	103	83
Freight [Member]
Disaggregation of Revenue [Line Items]
Revenues	16,569	13,888	13,218
Petroleum And Chemicals [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,229	2,816	2,631
Metals And Minerals [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,911	1,548	1,409
Forest Products [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,006	1,740	1,700
Coal [Member]
Disaggregation of Revenue [Line Items]
Revenues	937	618	527
Grain And Fertilizers [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,783	2,475	2,609
Intermodal [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,906	4,115	3,751
Automotive [Member]
Disaggregation of Revenue [Line Items]
Revenues	797	576	591
Other Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 538	$ 589	$ 601